Fees Summary	Feb. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,999,000
Previously Paid Amount	0.00
Total Fee Amount	459.15
Total Offset Amount	0.00
Net Fee	459.15
Narrative - Max Aggregate Offering Price	$ 2,999,000
Final Prospectus	true